Income tax expense/(benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income tax expense/(benefit)
Current taxes	$ 75,339	$ 114,055	$ 109,044
Current taxes, prior years	121	375	(202)
Total current tax charge	75,460	114,430	108,842
Deferred income taxes	(34,803)	(32,048)	(183,495)
Deferred income taxes, prior periods	(6,700)	25,146	(360)
Deferred income taxes	(41,503)	(6,902)	(183,855)
Total tax charge/(credit)	33,957	107,528	(75,013)
Tax effect of potential deferred tax assets that have been impaired	516,234	633,448	79,477
Increase (decrease) through business combinations, deferred tax liability (asset)			137,864
Deferred tax liabilities	100,450	$ 137,106
Tax effect of impairment of goodwill	$ 30,688		$ 40,937